CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 635,800,092	$ 496,204,796
Restricted cash	238,926,433	145,729,818
Accounts receivable	2,312,084	3,076,118
Other receivables	11,444,965	27,413,310
Other deposits and prepayments	231,288,574	105,426,782
Advances to suppliers	18,596,998	11,028,071
Real estate property held for sale	6,497,566	11,191,200
Real estate property development completed	4,779,793	3,158,358
Real estate property under development	605,673,460	722,819,462
Amounts due from employees		133,377
Other current assets		161,412
Total current assets	1,755,319,965	1,526,342,704
Real estate properties held for lease, net	16,359,761	23,203,826
Property and equipment, net	1,849,888	1,576,146
Restricted deposit	11,361,613	11,168,562
Other long-term investment	247,148	241,648
Deferred tax assets	1,241,768	1,598,717
Deferred charges	4,833,873
Other assets	2,014,493	2,249,003
TOTAL ASSETS	1,793,228,509	1,566,380,606
Current liabilities
Accounts payable	171,676,778	241,894,286
Short-term bank loans and other debt	129,198,139	113,065,643
Customer deposits	78,636,096	50,200,608
Income tax payable	68,971,512	75,877,028
Deferred tax liabilities	33,029,361	13,612,069
Other payables and accrued liabilities	57,978,210	64,721,393
Payroll and welfare payable	7,500,117	9,662,545
Current portion of long-term bank loans and other debt	97,917,038	166,081,678
Total current liabilities	644,907,251	735,115,250
Long-term bank loans	83,553,903	35,000,000
Deferred tax liabilities	6,732,838	5,884,619
Unrecognized tax benefits	7,278,752	8,842,239
Other long-term debt	200,000,000
Total liabilities	942,472,744	784,842,108
Commitments and contingencies
Shareholders' equity
Common shares, US$0.0001 par value: Authorized-500,000,000; shares issued and outstanding-140,721,034 shares for June 30, 2013 (December 31, 2012: 141,938,398 shares)	15,499	15,358
Treasury shares	(19,434,281)	(13,667,122)
Additional paid-in capital	513,904,284	511,964,127
Statutory reserves	49,622,317	49,622,317
Retained earnings	210,398,188	151,603,798
Accumulated other comprehensive income	96,249,758	82,000,020
Total Xinyuan Real Estate Co., Ltd shareholders' equity	850,755,765	781,538,498
Total equity	850,755,765	781,538,498
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,793,228,509	$ 1,566,380,606